Commitments and Contingencies (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Phoenix TV [Member]	Dec. 31, 2010 Phoenix TV [Member] CNY
Unrecorded Unconditional Purchase Obligation [Line Items]
Percentage of revenue generated from certain contents provided by Phoenix TV Group, group will pay (as a percent)					50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year						1.6
Percentage of annual growth on fixed amount of payment, group will pay					25.00%
Rental expenses	6.3	37.8	32.3	15.3
Uncertain tax positions	$ 2.0	12.2